Proposed Public Offering (FY) (Details) - Public Shares [Member]	Jan. 04, 2021 $ / shares shares
Proposed Public Offering [Member]
Proposed Public Offering [Abstract]
Number of shares to be issued (in shares) | shares	13,000,000
Sale of stock price (in dollars per share) | $ / shares	$ 10.00
Over-Allotment Option [Member]
Proposed Public Offering [Abstract]
Number of shares to be issued (in shares) | shares	14,950,000
Sale of stock price (in dollars per share) | $ / shares	$ 10.00